NEWBUILDINGS - Vessels and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movement in Property, Plant and Equipment [Roll Forward]
Balance as of December 31, 2022	$ 91,898
Installments paid	113,739	$ 13,727
Balance as of June 30, 2023	62,397
Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Installments paid	107,091
Capitalized interest expense	3,326
Other	3,387
Transfer to vessels and equipment	(143,305)
Kamsarmax
Movement in Property, Plant and Equipment [Roll Forward]
Installments paid	107,100
Capitalized interest expense	$ 3,300